Long-Term Debt and Warrants - Summary of Convertible Notes and Company Warrants (Parenthetical) (Details) - USD ($) $ in Thousands	Mar. 31, 2024		Dec. 31, 2023
Debt Instrument [Line Items]
Principal amount	$ 31,750,001		$ 17,819,220
Company Warrants [Member]
Debt Instrument [Line Items]
Principal amount			1,462,078
Original Warrants [Member]
Debt Instrument [Line Items]
Principal amount			6,005,975
JMCM Holdings LLC [Member]
Debt Instrument [Line Items]
Principal amount	9,917,870		9,691,730	[1]
JMCM Holdings LLC [Member] | Company Warrants [Member]
Debt Instrument [Line Items]
Principal amount			1,023,044
JMCM Holdings LLC [Member] | Original Warrants [Member]
Debt Instrument [Line Items]
Principal amount			6,005,975
SherpaVentures Fund II LP [Member]
Debt Instrument [Line Items]
Principal amount	5,247,131	[2]	5,127,490	[3]
SherpaVentures Fund II LP [Member] | Company Warrants [Member]
Debt Instrument [Line Items]
Principal amount			276,596
SherpaVentures Fund II LP [Member] | Original Warrants [Member]
Debt Instrument [Line Items]
Principal amount			0
Chris C. Kemp, Trustee of the Chirs Kemp Living Trust dated February 10, 2021 [Member]
Debt Instrument [Line Items]
Principal amount	2,196,667	[2]	2,000,000	[3]
Chris C. Kemp, Trustee of the Chirs Kemp Living Trust dated February 10, 2021 [Member] | Company Warrants [Member]
Debt Instrument [Line Items]
Principal amount			108,292
Chris C. Kemp, Trustee of the Chirs Kemp Living Trust dated February 10, 2021 [Member] | Original Warrants [Member]
Debt Instrument [Line Items]
Principal amount			0
Adam London [Member]
Debt Instrument [Line Items]
Principal amount	$ 1,173,333	[2]	1,000,000	[3]
Adam London [Member] | Company Warrants [Member]
Debt Instrument [Line Items]
Principal amount			54,146
Adam London [Member] | Original Warrants [Member]
Debt Instrument [Line Items]
Principal amount			$ 0

[1]	Includes the Original Warrants, which are exercisable to purchase 1,500,000 shares of Class A Common Stock; JMCM Holdings LLC is the only holder of the Original Warrants.
[2]	Investor is a related party. SherpaVentures Fund II, LP (“ACME II) is an affiliate of Scott Stanford, a director of the Company. Chris C. Kemp, trustee of the Chris Kemp Living Trust dated February 10, 2021 (the “Kemp Trust”), is the Company Chairman and Chief Executive Officer (“CEO”). Adam London is the Chief Technology Officer (“CTO”) and a director of the Company.
[3]	Investor is a related party. SherpaVentures Fund II, LP is an affiliate of Scott Stanford, a director of the Company. Chris C. Kemp is the Company Chairman and CEO. Adam London is the CTO and a director of the Company.